Fair Value Measurements (Details) - Fair Value, Inputs, Level 1 [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Assets:
Description	Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 283,581,860